Income Taxes - Summary of Analysis of Net Deferred Income Tax Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ 75	₱ 60	₱ 165
Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	75	60
Costs [Member] | After 12 months [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	123	106
Costs [Member] | Less than 1 year [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ (48)	₱ (46)